CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Schedule of Condensed statements of comprehensive loss) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed Income Statements, Captions [Line Items]
Net revenues	¥ 21,815	$ 3,343	¥ 39,688	¥ 126,089
Operating expenses:
Sales and marketing	(16,748)	(2,567)	(42,445)	(92,465)
General and administrative	(152,541)	(23,378)	(223,758)	(251,384)
Operating loss from continuing operations	(190,792)	(29,241)	(642,839)	(344,488)
Interest income	9,093	1,394	13,448	15,308
Loss before income tax	(224,750)	(34,445)	(661,928)	(491,339)
Income tax benefit	(3,654)	(560)	(7,642)	(19,602)
Net loss attributable to BIT Mining Limited	(223,226)	(34,211)	(651,268)	(451,673)
Foreign currency translation gain (loss)	(11,825)	(1,812)	6,408	23,023
Share of other comprehensive loss from an equity method investee	(1,218)	(187)	(3,986)	0
Comprehensive loss attributable to BIT Mining Limited	(236,269)	(36,210)	(647,520)	(429,988)
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Net revenues			0	0
Operating expenses:
Sales and marketing	(30)	(5)	(57)	(1,784)
General and administrative	(57,542)	(8,819)	(29,437)	(177,455)
Total operating expenses	(57,572)	(8,824)	(29,494)	(179,239)
Operating loss from continuing operations	(57,572)	(8,824)	(29,494)	(179,239)
Interest income	237	36	122	2
Equity in loss of subsidiaries and VIEs	(165,891)	(25,423)	(621,896)	(272,436)
Loss before income tax	(223,226)	(34,211)	(651,268)	(451,673)
Net loss attributable to BIT Mining Limited	(223,226)	(34,211)	(651,268)	(451,673)
Foreign currency translation gain (loss)	(11,825)	(1,812)	7,734	21,685
Share of other comprehensive loss from an equity method investee	(1,218)	(187)	(3,986)	0
Comprehensive loss attributable to BIT Mining Limited	¥ (236,269)	$ (36,210)	¥ (647,520)	¥ (429,988)